Expense Example, No Redemption - PIMCO High Yield Municipal Bond Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	312	496	696	1,273	165	511	881	1,922